S000006735 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex-U.S. Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
International Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	8.87%	3.09%	6.49%